Note 30 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
	(all amounts in thousands of U.S. dollars)	Year ended December 31,
		2019	2018	2017
(i)	Transactions
	(a) Sales of goods and services
	Sales of goods to non-consolidated parties	20,577	23,709	32,362
	Sales of goods to other related parties	69,972	131,548	94,624
	Sales of services to non-consolidated parties	5,620	7,641	11,637
	Sales of services to other related parties	4,386	5,647	3,751
		100,555	168,545	142,374
	(b) Purchases of goods and services
	Purchases of goods to non-consolidated parties	174,588	245,186	234,361
	Purchases of goods to other related parties	51,765	106,624	17,711
	Purchases of services to non-consolidated parties	9,404	9,556	12,077
	Purchases of services to other related parties	54,514	46,179	50,794
		290,271	407,545	314,943
	(all amounts in thousands of U.S. dollars)	At December 31,
		2019	2018
(ii)	Period-end balances
	(a) Arising from sales / purchases of goods / services
	Receivables from non-consolidated parties	78,884	122,136
	Receivables from other related parties	10,400	24,419
	Payables to non-consolidated parties	(19,100)	(33,197)
	Payables to other related parties	(7,048)	(17,595)
		63,136	95,763

	(b) Financial debt
	Finance lease liabilities from non-consolidated parties	(2,064)	-
		(2,064)	-